Annual Operating Expenses {- Fidelity Series Government Bond Index Fund} - 08.31 Fidelity Series Government Bond Index Fund PRO-03 - Fidelity Series Government Bond Index Fund - Fidelity Series Government Bond Index Fund
Oct. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none